As filed with the Securities and Exchange Commission on May 15, 2017

Securities Act File No. 002-51739

Investment Company Act File No. 811-2514

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 101	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 86 (Check appropriate box or boxes)	☒

VOYA VARIABLE FUNDS

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq. Voya Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Prudential Tower 800 Boylston Street Boston, MA 02199

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $1.00.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 101 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 101 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 15th day of May, 2017.

VOYA VARIABLE FUNDS

By:	/s/ Huey P. Falgout Jr.
Huey P. Falgout Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President, Chief Executive	May 15, 2017
Shaun P. Mathews*	Officer and Interested Trustee

	Senior Vice President and	May 15, 2017
Todd Modic*	Chief/Principal Financial Officer

	Trustee	May 15, 2017
Colleen D. Baldwin*

	Trustee	May 15, 2017
John V. Boyer*

	Trustee	May 15, 2017
Patricia Chadwick*

	Trustee	May 15, 2017
Peter S. Drotch*

	Trustee	May 15, 2017
Martin J. Gavin*

	Trustee	May 15, 2017
Russell H. Jones*

	Trustee	May 15, 2017
Patrick W. Kenny*

	Trustee	May 15, 2017
Joseph E. Obermeyer*

	Trustee	May 15, 2017
Sheryl K. Pressler*

	Trustee	May 15, 2017
Christopher P. Sullivan*

	Trustee	May 15, 2017
Roger B. Vincent*

*By:	/s/ Huey P. Falgout Jr.
Huey P. Falgout Jr.
Attorney-in-Fact**

**

Powers of attorney for Todd Modic and each Trustee were filed as attachments to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A Registration Statement on February 16, 2016 and are incorporated herein by reference.

EXHIBIT INDEX

Voya Variable Funds

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase